Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2015
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2015	2014
Accrued wages and benefits(1)	$4,954	$4,652
Self-insurance(2)	3,306	3,477
Accrued non-income taxes(3)	2,592	2,554
Other(4)	8,300	8,110
Total accrued liabilities	$19,152	$18,793

(1)	Accrued wages and benefits include accrued wages, salaries, vacation, bonuses and other incentive plans.

(2)	Self-insurance consists of all insurance-related liabilities, such as workers' compensation, general liability, vehicle liability, property liability and employee-related health care benefits.

(3)	Accrued non-income taxes include accrued payroll, value added, sales and miscellaneous other taxes.

(4)	Other accrued liabilities consist of various items such as maintenance, utilities, advertising and interest.